Reportable Segments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2014		Apr. 30, 2013		Apr. 30, 2012
Net sales:
Net sales	$ 5,610.6		$ 5,897.7		$ 5,525.8
Segment profit:
Segment profit	1,205.9		1,221.0		1,104.9
Assets:
Assets	9,072.1		9,031.8		9,115.2
Depreciation, amortization, and impairment charges:
Depreciation, amortization, and impairment charges	256.4		250.9		251.6
Additions to property, plant and equipment:
Additions to property, plant and equipment	279.5		206.5		274.2
Interest expense - net	(79.4)		(93.4)		(79.8)
Cost of products sold - restructuring and merger and integration	(9.4)		(11.5)		(43.2)
Other restructuring and merger and integration costs	(25.6)		(42.8)		(72.5)
Other special project costs	0		(6.7)		0
Corporate administrative expenses	(251.9)		(249.6)		(210.9)
Other income - net	10.1		0.3		2.7
Income Before Income Taxes	849.7		817.3		701.2
U.S. Retail Coffee [Member]
Net sales:
Net sales	2,161.7		2,306.5		2,297.7
Segment profit:
Segment profit	641.9		607.5		543.0
Assets:
Assets	4,885.6		4,882.4		5,033.6
Depreciation, amortization, and impairment charges:
Depreciation, amortization, and impairment charges	99.9		100.7		102.3
Additions to property, plant and equipment:
Additions to property, plant and equipment	50.7		46.5		86.9
U.S. Retail Consumer Foods [Member]
Net sales:
Net sales	2,172.6		2,214.8		2,094.5
Segment profit:
Segment profit	396.9		415.3		393.3
Assets:
Assets	2,684.1		2,618.2		2,612.7
Depreciation, amortization, and impairment charges:
Depreciation, amortization, and impairment charges	52.9		47.1		46.7
Additions to property, plant and equipment:
Additions to property, plant and equipment	138.8		85.1		159.5
International, Foodservice, and Natural Foods [Member]
Net sales:
Net sales	1,276.3		1,376.4		1,133.6
Segment profit:
Segment profit	167.1		198.2		168.6
Assets:
Assets	1,248.9		1,201.3		1,179.6
Depreciation, amortization, and impairment charges:
Depreciation, amortization, and impairment charges	67.4		63.7		37.7
Additions to property, plant and equipment:
Additions to property, plant and equipment	90.0		74.9		27.8
Unallocated [Member]
Assets:
Assets	253.5	[1]	329.9	[1]	289.3	[1]
Depreciation, amortization, and impairment charges:
Depreciation, amortization, and impairment charges	$ 36.2	[2]	$ 39.4	[2]	$ 64.9	[2]

[1]	Primarily represents unallocated cash and cash equivalents and corporate-held investments.
[2]	Primarily represents unallocated depreciation expense included in cost of products sold - restructuring and merger and integration and corporate administrative expense, mainly software amortization.